OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
OPERATING SEGMENTS

NOTE 10 – OPERATING SEGMENTS:

The Company and its subsidiaries are engaged in the following two segments:

a.	Retail automation solutions – Smart Carts (“Smart Carts”)

b.	Manufacturing and selling of precision metal parts – “Precision Metal Parts”

	Six months ended June 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$2,332	$375	$2,707
Inter-segment	-	-	-
Total	2,332	375	2,707

Cost of revenues
External	1,847	10	1,857
Inter-segment	-	-	-
Total	1,847	10	1,857

Segment operational loss (gain)	66	13,306	13,372
Loss (gain) on revaluation of warrant liability			3,735
Financial expenses, net			(187)
Tax income			-

Loss			16,920

	Six months ended June 30, 2024
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$2,231	$153	$2,384
Inter-segment	-	-	-
Total	2,231	153	2,384

Cost of revenues
External	1,740	235	1,975
Inter-segment	-	-	-
Total	1,740	235	1,975

Segment operational loss (gain)	176	6,254	6,430
Loss (gain) on revaluation of warrant liability			(3,775)
Other expenses			-
Financial expenses, net			80
Tax income			-

Loss			2,735

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 10 - OPERATING SEGMENTS (CONTINUED)

	Three months ended June 30, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$979	$181	$1,160
Inter-segment	-	-	-
Total	979	181	1,160

Cost of revenues
External	890	-	890
Inter-segment	-	-	-
Total	890	-	890

Segment operational loss (gain)	140	6,657	6,797
Loss (gain) on revaluation of warrant liability			4,135
Financial expenses, net			223
Tax income			-

Loss			11,155

	Three months ended June 30, 2024
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$1,047	$97	$1,144
Inter-segment	-	-	-
Total	1,047	97	1,144

Cost of revenues
External	869	190	1,059
Inter-segment	-	-	-
Total	869	190	1,059

Segment operational loss (gain)	155	2,958	3,113
Loss (gain) on revaluation of warrant liability			(421)
Other expenses			-
Financial expenses, net			62
Tax income			-

Loss			2,754

	As at June 30, 2025
	Precision Metal Parts	Smart Carts	Total

Segment assets	$2,751	$43,347	$46,098
Segment liabilities	$1,376	$13,192	$14,568

	As at December 31, 2024
	Precision Metal Parts	Discontinued operations	Smart Carts	Total
Segment assets	$3,017	$1,043	$14,818	$18,878
Segment liabilities	$2,138	$717	$9,179	$12,034